Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of our company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2024	8,648,553	11,027,407	1,615,793	1,579,059	LBRDA	59.70	197.38	869	7,554
					LBRDK	59.45
2023	10,301,633	9,563,710	2,083,750	2,192,434	LBRDA	64.74	140.75	688	7,134
					LBRDK	64.09
2022	14,480,848	(14,142,513)	826,137	(395,501)	LBRDA	60.89	90.34	1,257	7,045
					LBRDK	60.65
2021	18,018,126	19,576,914	1,021,262	1,060,999	LBRDA	129.17	150.28	732	6,687
					LBRDK	128.11
2020	20,644,196	28,277,104	961,366	1,184,524	LBRDA	126.51	123.61	398	4,788
					LBRDK	125.94

(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2020, 2021, 2022 and 2023 were Messrs. Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) 2024 were Mr. Wendling and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2024	8,648,553	—	(3,694,616)	—	—	6,459,107	(385,637)	11,027,407
2023	10,301,633	—	(3,594,317)	—	(305,684)	3,473,110	(311,031)	9,563,710
2022	14,480,848	—	(5,321,505)	—	(24,486,413)	1,184,557	—	(14,142,513)
2021	18,018,126	—	(6,697,562)	—	325,584	7,930,766	—	19,576,914
2020	20,644,196	—	(14,887,841)	11,866,846	4,431,305	6,222,599	—	28,277,104
Non-PEO NEOs
2024	1,615,793	(303,733)	—	—	(168,562)	404,040	31,521	1,579,059
2023	2,083,750	(546,135)	(1,160,817)	1,570,231	—	240,561	4,843	2,192,434
2022	826,137	(360,950)	—	—	(545,469)	199,116	(514,334)	(395,501)
2021	1,021,262	(455,888)	—	—	13,238	482,387	—	1,060,999
2020	961,366	(230,943)	(717,151)	699,900	145,638	325,714	—	1,184,524

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of LBRDA and LBRDK from December 31, 2019 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Communication Services Index from December 31, 2019 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2020, 2021, 2022 and 2023 were Messrs. Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) 2024 were Mr. Wendling and Ms. Wilm.
(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Communication Services Index from December 31, 2019 through December 31 of each covered fiscal year.

PEO Total Compensation Amount	$ 8,648,553	$ 10,301,633	$ 14,480,848	$ 18,018,126	$ 20,644,196
PEO Actually Paid Compensation Amount	$ 11,027,407	9,563,710	(14,142,513)	19,576,914	28,277,104
Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2024	8,648,553	—	(3,694,616)	—	—	6,459,107	(385,637)	11,027,407
2023	10,301,633	—	(3,594,317)	—	(305,684)	3,473,110	(311,031)	9,563,710
2022	14,480,848	—	(5,321,505)	—	(24,486,413)	1,184,557	—	(14,142,513)
2021	18,018,126	—	(6,697,562)	—	325,584	7,930,766	—	19,576,914
2020	20,644,196	—	(14,887,841)	11,866,846	4,431,305	6,222,599	—	28,277,104
Non-PEO NEOs
2024	1,615,793	(303,733)	—	—	(168,562)	404,040	31,521	1,579,059
2023	2,083,750	(546,135)	(1,160,817)	1,570,231	—	240,561	4,843	2,192,434
2022	826,137	(360,950)	—	—	(545,469)	199,116	(514,334)	(395,501)
2021	1,021,262	(455,888)	—	—	13,238	482,387	—	1,060,999
2020	961,366	(230,943)	(717,151)	699,900	145,638	325,714	—	1,184,524

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.
(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,615,793	2,083,750	826,137	1,021,262	961,366
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,579,059	2,192,434	(395,501)	1,060,999	1,184,524
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2024	8,648,553	—	(3,694,616)	—	—	6,459,107	(385,637)	11,027,407
2023	10,301,633	—	(3,594,317)	—	(305,684)	3,473,110	(311,031)	9,563,710
2022	14,480,848	—	(5,321,505)	—	(24,486,413)	1,184,557	—	(14,142,513)
2021	18,018,126	—	(6,697,562)	—	325,584	7,930,766	—	19,576,914
2020	20,644,196	—	(14,887,841)	11,866,846	4,431,305	6,222,599	—	28,277,104
Non-PEO NEOs
2024	1,615,793	(303,733)	—	—	(168,562)	404,040	31,521	1,579,059
2023	2,083,750	(546,135)	(1,160,817)	1,570,231	—	240,561	4,843	2,192,434
2022	826,137	(360,950)	—	—	(545,469)	199,116	(514,334)	(395,501)
2021	1,021,262	(455,888)	—	—	13,238	482,387	—	1,060,999
2020	961,366	(230,943)	(717,151)	699,900	145,638	325,714	—	1,184,524

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.
(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted OIBDA
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Tabular List, Table
2024 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 197.38	140.75	90.34	150.28	123.61
Net Income (Loss)	$ 869,000,000	$ 688,000,000	$ 1,257,000,000	$ 732,000,000	$ 398,000,000
Company Selected Measure Amount	7,554	7,134	7,045	6,687	4,788
PEO Name	Mr. Maffei
Total Shareholder Return Amount, LBRDA	$ 59.7	$ 64.74	$ 60.89	$ 129.17	$ 126.51
Total Shareholder Return Amount LBRDK	$ 59.45	64.09	60.65	128.11	125.94
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,866,846
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(305,684)	(24,486,413)	325,584	4,431,305
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,459,107	3,473,110	1,184,557	7,930,766	6,222,599
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(385,637)	(311,031)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,694,616)	(3,594,317)	(5,321,505)	(6,697,562)	(14,887,841)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,570,231			699,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,562)		(545,469)	13,238	145,638
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,040	240,561	199,116	482,387	325,714
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,521	4,843	(514,334)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,733)	(546,135)	(360,950)	(455,888)	(230,943)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,160,817)			$ (717,151)